Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments
Summary of license payments for non-capitalized or not yet capitalized

	As of December 31,
in €’000	2025	2024
less than one year	36,002	61,358
between more than one and less than two years	34,609	68,009
between more than two and less than three years	32,621	72,074
between more than three and less than four years	31,492	62,974
more than four years	98,817	36,547
Total	233,541	300,962